SHARE BASED PAYMENTS (Details)	12 Months Ended
	Jun. 30, 2018 AUD ($) Share	Jun. 30, 2017 AUD ($) Share	Jun. 30, 2016 AUD ($) Share	Jun. 30, 2015 AUD ($) Share
Number of Warrants
Beginning of the year	26,826,063
Outstanding at year end	25,216,490	26,826,063
2004 ASX Plan
Number of Warrants
Beginning of the year	26,826,063	19,395,582	19,395,582
Issued during the year	12,100,000	8,550,000	0
Exercised during the year	0	0	0	180,000
Expired during the year	(11,349,573)	(1,119,519)	0
Lapsed during the year	(2,360,000)	0	0
Outstanding at year end	25,216,490	26,826,063	19,395,582	19,395,582
Exercisable at year end	25,216,490	26,826,063	19,395,582
Weighted Average Exercise Price
Beginning of the year | $	$ 0.29	$ 0.38	$ 0.38
Issued during the year | $	0.11	0.07	0
Exercised during the year | $	0	0	0
Expired during the year | $	0.31	0.25	0
Lapsed during the year | $	0.19	0	0
Outstanding at year end | $	0.19	0.29	0.38	$ 0.38
Exercisable at year end | $	$ 0.19	$ 0.29	$ 0.38